Exhibit 99.1

World Omni Select Auto Trust 2025-A
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	600,021,370.58	19,141
Principal Payments	23,662,562.03	781
Defaulted Receivables	5,020,904.64	178
Repurchased Accounts	0.00	0
Pool Balance at 06/30/26	571,337,903.91	18,182

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.37%
Prepayment ABS Speed	2.28%
Aggregate Starting Principal Balance	835,651,463.60	25,966

Delinquent Receivables:
Past Due 31-60 days	32,545,622.49	1,125
Past Due 61-90 days	12,265,278.68	403
Past Due 91-120 days	2,412,823.14	81
Past Due 121+ days	0.00	0
Total	47,223,724.31	1,609

Total 31+ Delinquent as % Ending Pool Balance	8.27%
Total 61+ Delinquent as % Ending Pool Balance	2.57%
Delinquency Trigger Occurred	NO

Recoveries	3,126,693.50
Aggregate Net Losses/(Gains) - June 2026	1,894,211.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	3.79%
Prior Net Losses/(Gains) Ratio	3.47%
Second Prior Net Losses/(Gains) Ratio	3.00%
Third Prior Net Losses/(Gains) Ratio	4.32%
Four Month Average	3.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.86%

Overcollateralization Target Amount	67,132,203.71
Actual Overcollateralization	67,132,203.71
Weighted Average Contract Rate	10.61%
Weighted Average Remaining Term	59.96

Flow of Funds	$ Amount
Collections	32,018,450.70
Investment Earnings on Cash Accounts	14,891.11
Servicing Fee	(625,022.26)
Transfer to Collection Account	-
Available Funds	31,408,319.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,504,633.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	170,349.42
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	25,313,159.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,420,177.44

Total Distributions of Available Funds	31,408,319.55

Servicing Fee	625,022.26
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	666,450,000.00
Original Class B	47,210,000.00
Original Class C	44,700,000.00

Total Class A, B, C
Note Balance @ 06/15/26	529,518,859.54
Principal Paid	25,313,159.34
Note Balance @ 07/15/26	504,205,700.20

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	210,367,884.47
Principal Paid	19,246,413.65
Note Balance @ 07/15/26	191,121,470.82
Note Factor @ 07/15/26	66.9380326%

Class A-2b
Note Balance @ 06/15/26	66,310,975.07
Principal Paid	6,066,745.69
Note Balance @ 07/15/26	60,244,229.38
Note Factor @ 07/15/26	66.9380326%

Class A-3
Note Balance @ 06/15/26	160,930,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	160,930,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	47,210,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	47,210,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	44,700,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	44,700,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,674,982.77
Total Principal Paid	25,313,159.34
Total Paid	26,988,142.11

Class A-1
Coupon	4.22200%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.14000%
Interest Paid	725,769.20
Principal Paid	19,246,413.65
Total Paid to A-2a Holders	19,972,182.85

Class A-2b
SOFR Rate	3.59301%
Coupon	4.19301%
Interest Paid	231,702.15
Principal Paid	6,066,745.69
Total Paid to A-2b Holders	6,298,447.84

Class A-3
Coupon	4.08000%
Interest Paid	547,162.00
Principal Paid	0.00
Total Paid to A-3 Holders	547,162.00

Class B
Coupon	4.33000%
Interest Paid	170,349.42
Principal Paid	0.00
Total Paid to B Holders	170,349.42

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2086908
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.3788166
Total Distribution Amount	35.5875074

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.5419207
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.4082854
Total A-2a Distribution Amount	69.9502061

A-2b Interest Distribution Amount	2.5744683
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.4082854
Total A-2b Distribution Amount	69.9827537

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

B Interest Distribution Amount	3.6083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6083334

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	4,178,257.32
Investment Earnings	12,019.01
Investment Earnings Paid	(12,019.01)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	4,178,257.32
Change	-

Required Reserve Amount	4,178,257.32

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2025-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.